Warrants - Summary Of Common Stock Warrant Classified (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Jul. 31, 2020	Jun. 30, 2016
Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares	219,839	40,000
Common Stock Warrants [Member] | Two Thousand And Sixteen Common Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares					40,000
Exercise Price					$ 0.22
Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares	51,724
Exercise Price	$ 1.74
Series D Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares		874,130
Series D Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Shares				874,130
Exercise Price				$ 1.8118
Preferred Stock Warrants Classified As Equity [Member]
Class of Warrant or Right [Line Items]
Shares		874,130
Preferred Stock Warrants Classified As Equity [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Jul. 24, 2020
Exercise Price		$ 1.8118
Expiration Date		Jul. 24, 2025
Common Stock Warrants Classified As Equity [Member] | Two Thousand And Sixteen Common Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares	40,000
Common Stock Warrants Classified As Equity [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares	91,724
Common Stock Warrants Classified As Equity [Member] | Two Thousand And Twenty One Common Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares	51,724
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Shares		40,000
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Sixteen Common Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Jun. 14, 2016	Jun. 14, 2016
Exercise Price	$ 0.22	$ 0.22
Expiration Date	Jun. 13, 2026	Jun. 13, 2026
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 22, 2021
Exercise Price	$ 1.74
Expiration Date	Sep. 21, 2031
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 29, 2021
Exercise Price	$ 0.82
Expiration Date	Mar. 29, 2031
Fair Value	$ 1,084		$ 138
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares			219,839
Exercise Price			$ 0.82